Note Receivables (Details Narrative) - USD ($)	Aug. 02, 2023	Jun. 30, 2024	Jun. 30, 2023
Receivables [Abstract]
Loan lended amount	$ 2,500,000
Loan period	36 months
Annualized interest	6.80%
Note receivable outstanding		$ 2,500,000